Putnam Hartford Capital Access (Series II and IIR)

Separate Account Ten

Hartford Life and Annuity Insurance Company

File No. 333-101930

Supplement Dated March 7, 2007 to the Prospectus Dated May 1, 2006

Supplement Dated March 7, 2007 to your Prospectus

Effective on May 1, 2007, the following Fund Sub-Accounts will be added in alphabetical order to the section entitled “General Contract Information” under the sub-section entitled “The Funds”:

Putnam Global Asset Allocation

Putnam Global Equity

Putnam International Equity

Putnam International Growth and Income

Putnam International New Opportunities

This supplement should be retained with the prospectus for future reference.

HV-6096